Leases - Summary of Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities, Operating cash flows from operating leases	¥ 12,612	¥ 11,062	¥ 26,704
Non-cash changes in right-of-use assets from new lease obligations and lease modification: Operating leases	¥ 1,444	¥ 1,318	¥ 3,630
Operating leases, Weighted average remaining lease term	9 years 6 months	10 years 4 months 24 days	11 years 3 months 18 days
Operating leases, Weighted average discount rate	7.30%	7.40%	7.00%